Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of balance sheet (Parentheticals) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Preferred Stock [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Preferred Stock [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Preferred Stock [Member] | Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Common Stock [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	4,352,230	4,339,562	4,324,988	4,103,466	4,104,181	4,096,466
Ordinary shares, shares outstanding	4,398,372	4,339,562	4,324,988	4,157,169	4,160,153	4,154,419
Common Stock [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	4,352,230	4,387,754	4,374,169	4,103,466	4,104,181	4,096,466
Ordinary shares, shares outstanding	4,398,372	4,387,754	4,374,169	4,157,169	4,160,153	4,154,419
Common Stock [Member] | Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)
Redemption of Common stock [Member] | As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, conversion value (in Dollars per share)	$ 10.73	$ 10.60	$ 10.51	$ 10.21	$ 10.16	$ 10.10
Shares subject to possible redemption	264,008	276,676	10,364,762	10,586,284	10,585,569	10,593,284
Redemption of Common stock [Member] | As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, conversion value (in Dollars per share)	$ 10.73	$ 10.60	$ 10.51	$ 10.21	$ 10.16	$ 10.10
Shares subject to possible redemption	217,866	228,484	10,315,581	10,532,581	10,585,569	10,535,331